UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORDS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08049

RENAISSANCE CAPITAL GREENWICH FUNDS

______________________________________________________________________________

(Exact name of registrant as specified in charter)

165 MASON STREET

GREENWICH, CONNECTICUT 06830

______________________________________________________________________________

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service) State Street Bank and Trust Company Christopher Madden, Esq. 100 Huntington Avenue, CPH0326 Boston, Massachusetts 02116

Registrant’s telephone number, including area code:  (203) 622-2978

Date of fiscal year end:  September 30th

Date of reporting period:  July 1, 2014-June 30, 2015

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit 1 is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2015 with respect to which the Registrant was entitled to vote:

(a)

The name of the issuer of the portfolio security;

(b)

The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)

The shareholder meeting date;

(e)

A brief identification of the matter voted on;

(f)

Whether the matter was proposed by the issuer or by a security holder;

(g)

Whether the Registrant cast its vote on the matter;

(h)

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)

Whether the Registrant cast its vote for or against management.

Registrant: IPO ETF Renaissance Capital Greenwich Funds - Renaissance IPO ETF										Item 1, Exhibit 1
Investment Company Act file number: 811-08049
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	King Digital Entertainment, Inc.	KING	G5258J-109	9/26/2014	1	Receive and consider King's financial statements for year ended December 31, 2013	Issuer	Yes	For	For
					2	Authorize the Board to fix the renumeration of auditors of King Digital	Issuer	Yes	For	For
					3	Approve holding of the next annual general meeting	Issuer	Yes	For	For
					4	Authorize King to make market purchases and overseas market purchases of shares of any class of King	Issuer	Yes	For	For
					5	Approve re-issue price range at which treasury shares held by the company may be issued off-market	Issuer	Yes	For	For
2	Mobileye NV	MBLY	N51488-117	12/12/2014	1	To adopt Dutch statutory annual accounts for year ended 2013	Issuer	Yes	For	For
					2	To discharge sole member of management board for liability in respect to duties in 2013	Issuer	Yes	Against	Against
					3	To discharge former members of supervisory board from liability in respect to duties in 2013	Issuer	Yes	Against	Against
					4	To amend articles of association to lower supermajority shareholder vote for acquisitions by company	Issuer	Yes	For	For
3	King Digital Entertainment	KING	G5258J-109	1/29/2015	1	To approve increase of percentage of King Shares held by Bellaria as a result of repurchases/redemptions on basis that Bellaria is not obliged to make offer to shareholders under Irish takeover rules	Issuer	Yes	For	For
					2	To approve increse in percentage of shares held by Bellaria/Board Concert Party as a result of repurchases, redemptions, or exercise of options by relevant directors	Issuer	Yes	For	For
					3	To approve King's acquisition or redemption of shares held by or on behalf of any director or person connected with a director	Issuer	Yes	For	For
4	Aramark Holdings Corp.	ARMK	03852U-106	2/3/2015	1	Vote for Election of Directors (11)	Issuer	Yes	For all	For
					2	Ratify appointment of KPMG as independent public accountant for year ending October 2015	Issuer	Yes	For	For
					3	Approve, in non-binding advisory vote, compensation of executed officers	Issuer	Yes	For	For
					4	Whether non-binding advisory vote on officer compensation should occur every one, two, or three years	Issuer	Yes	1 year	For
5	Frank's International N.V.	FI	N33462107	1/23/2015	1	Vote for Election of Director (1)	Issuer	Yes	For	For
6	IMS Health Holdings, Inc.	IMS	44970B-109	4/21/2015	1	Vote for election of directors (3)	Issuer	Yes	For all	For
					2	Ratification of PWC as independent public accountant	Issuer	Yes	For	For
					3	Approve, in non-binding advisory vote, compensation of executed officers	Issuer	Yes	For	For
					4	Recommend in non-binding advisory vote the frequency of vote on executive compensation	Issuer	Yes	3 years	For
7	Commscope Holding Company	COMM	20337X-109	5/1/2015	1	Vote for election of directors (3)	Issuer	Yes	For all	For
					2	Approve in advisory vote compensation of named executives	Issuer	Yes	For	For
					3	Ratify appointment of Ernst and Young as independent public accountant for year ending October 2015	Issuer	Yes	For	For
8	Zoetis Inc.	ZTS	98978V-103	5/1/2015	1	Election of directors (3)	Issuer	Yes	For all	For
					2	Say on Pay - Advisory Vote on executive compensation	Issuer	Yes	For	For
					3	Proposal to ratfiy KPMG as Independent Public Accounting Firm for 2015	Issuer	Yes	For	For
9	Sprout Farmers Market, Inc.	SFM	85208M-102	5/1/2015	1	Election of directors (2)	Issuer	Yes	For All	For
					2	Say on Pay - Advisory Vote on executive compensation	Issuer	Yes	For	For
					3	Approval performance goals under 2013 incentive plan for IRS purposes	Issuer	Yes	For	For
					4	Ratify appointment of PWC as independent public accountant for year ending January 3, 2016	Issuer	Yes	For	For
10	Servicemaster Global Holdings Inc.	SERV	81761R109	4/27/2015	1	Election of Directors (3)	Issuer	Yes	For all	For
					2	Approval of Executive Annual Bonus Plan	Issuer	Yes	For	For
					3	Approval of Omnibus Incentive Plan	Issuer	Yes	For	For
					4	Approval of employee stock repurchase plan	Issuer	Yes	For	For
					5	Nonbinding advisory vote approving executive compensation	Issuer	Yes	For	For
					6	Nonbinding advisory vote on frequency of future votes approving executive compensation	Issuer	Yes	For	For
					7	Ratification of Deloitte & Touche as independent public accountant for year ending December 31, 2015	Issuer	Yes	For	For
11	Quintiles Transnational Holdings	Q	74876Y-101	5/7/2015	1	Election of directors (4)	Issuer	Yes	For all	For
					2	Advisory vote to approve executive compensation	Issuer	Yes	For	For
					3	Ratification of PWC as independent public accountant for year ended December 31, 2015	Issuer	Yes	For	For
12	Axalta Coating Systems Ltd.	AXTA	G0750C-108	5/13/2015	1	Election of Directors (3)	Issuer	Yes	For all	For
					2	Advisory vote to approve executive compensation	Issuer	Yes	For	For
					3	Approve frequency of future advisory votes on compensation paid to exec officers	Issuer	Yes	1 year	For
					4	Ratification of appointment of PWC as independent public accounting firm until conclusion of 2016 annual meeting and to delegate authority to Board to fix terms and renumeration thereof	Issuer	Yes	For	For
13	Hilton Worldwide Holdings Inc.	HLT	43300A-104	5/6/2015	1	Election of directors (9)	Issuer	Yes	For all	For
					2	Ratify appointment of Ernst and Young as independent public accountant for fiscal year 2015	Issuer	Yes	For	For
					3	Say on Pay - Advisory Vote on executive compensation	Issuer	Yes	For	For
14	EP Energy Corporation	EPE	268785-102	5/7/2015	1	Election of directors (4)	Issuer	Yes	For all	For
					2	Approval of adivsory vote on say on pay	Issuer	Yes	For	for
					3	Vote on frequency of say on pay vote	Issuer	Yes	1 year	For
					4	Ratification of apponintment of Ernst and Young as independent accountant for fiscal year 2015	Issuer	Yes	For	for
15	Markit Ltd.	MRKT	G58249-106		1	Election of directors (3)	Issuer	Yes	For all	For
					2	Ratification of appointment of PWC as independent public accounting firm until conclusion of 2016 annual meeting and to delegate authority to Board to fix terms and renumeration thereof	Issuer	Yes	For	For
16	CDW Corp	CDW	12514G-108	5/13/2015	1	Election of directors (4)	Issuer	Yes	For all	For
					2	Ratify appointment of Ernst and Young as independent public accounting firm for year ending December 31, 2015	Issuer	Yes	For	For
					3	Advisory vote on executive compensation	Issuer	Yes	For	For
17	HD Supply Holdings, Inc	HDS	40416M-105	5/15/2015	1	Election of directors (3)	Issuer	Yes	For all	For
					2	Ratify appointment of PWC as independent public accountant for year ending January 3 2016	Issuer	Yes	For	For
					3	Stockoholder proposal that the company adopt quantitative company-widegoals for reducing GHG emissions from operations and products and report on its plans to achieve these goals by September 2015	Shareholder	Yes	Against	For
18	Tableau Software Inc.	DATA	87336U-105	5/11/2015	1	Election of directors (3)	Issuer	Yes	For all	For
					2	Advisory vote on compensation of executive officers	Issuer	Yes	for	For
					3	Indiciate on advisory basis the frequency of advisory votes on executive compensation	Issuer	Yes	1 year	For
					4	Ratify selection of PWC as independent registered public accounting firm for fiscal year ended Dec 31 2015	Issuer	Yes	For	For
19	Houghton Mifflin Harcourt company	HMHC	44157R-109	5/19/2015	1	Election of directors	Issuer	Yes	For all	For
					2	Advisory vote on executive compensation	Issuer	Yes	For	For
					3	Approval of employee stock purchase plan	Issuer	Yes	For	For
					4	Approval of 2015 omnibus incentive plan	Issuer	Yes	For	For
					5	Stockholder proposal to require company to consider issuing dividend of repurchasing shares with extra cash	Shareholder	Yes	Abstain	Against
					6	Ratification of independent public accountant for fiscal year 2015	Issuer	Yes	For	For
20	American Homes 4 Rent	AMH	02665T-306	5/7/2015	1	Election of directors (8)	Issuer	Yes	For all	For
					2	Ratification of appointment of BDO USA as independent public accountants for fiscal year ended Dec 31 2015	Issuer	Yes	For	For
					3	Advisory vote on executive compensation	Issuer	Yes	For	For
					4	Advisory vote on frequency of say on pay vote	Issuer	Yes	1 year	For
21	Citizens Financial Group	CFG	174610-105	5/5/2015	1	Election of directors (12)	Issuer	Yes	For all	For
					2	Ratify appointment of independent registered accountant firm	Issuer	Yes	For	for
					3	Advisory vote on executive comepnsation	Issuer	Yes	For	For
					4	Advisory vote on frequency of say on pay vote	Issuer	Yes	1 year	for
					5	Approve material terms of CFG performance formula and incentive plan for IRC	Issuer	Yes	For	For
					6	Approve material terms of issuer's omnibus incentive plan for IRC including performance goals and individual award limitations	Issuer	Yes	For	For
22	Paramount Group Inc.	PGRE	69924R-108	5/21/2015	1	Election of directors (7)	Issuer	Yes	For all	For
					2	Ratification of appointment of Deloitte and Touche as independent registered public accountant for fiscal year ending Dec 31 2015	Issuer	Yes	For	For
23	Frank's International N.V.	FI	N33462-107	5/20/2015	1	Election of directors (7)	Issuer	Yes	For all	For
					2	Adopt company's annual accounts for fsical year ended December 31 2014 and authorize preparation of company's dutch statutory annual accounts and annual report	Issuer	Yes	For	For
					3	Discharge sole member of management board from liability in respect of his exercise of his duties during the fiscal year ended December 31, 2014	Issuer	Yes	Against	Against
					4	Discharge members of supervisory board from liability in respect of the exercise of their duties during the fiscal year ended December 31, 2014	Issuer	Yes	Against	Against
					5	Ratify apopintment of PwC as auditor who will audit statutory annual accounts of the company for fiscal year ended Dec 31, 2015	Issuer	Yes	For	for
					6	Ratify appointment of PWC as independent public accountant for year ending December 31, 2015	Issuer	Yes	For	For
					7	Ratify and approve renumeration of members of supervisory board	Issuer	Yes	For	For
					8	Authorize share repurchases / company to make sales / ratify past repurcahse of common shares by company (3)	Issuer	Yes	For all	For
					9	Approve material terms of performance goals in compnany's long term incentive plan in accordance with section 162(M) of internal revenue code	Issuer	Yes	For	for
24	La Quinta Holdings Inc.	LQ	50420D-108	5/8/2015	1	Election of directors (9)	Issuer	Yes	For All	For
					2	Ratify appointment of Deloitte and Touche as independent public accounting firm for fiscal 2015	Issuer	Yes	for	For
					3	Approve la quinta holdings 2015 employee stock purchase plan	Issuer	Yes	For	For
25	Grubhub Inc.	GRUB	400110-102	5/20/2015	1	Election of directors (3)	Issuer	Yes	For	For
					2	Ratify appointment of Crowe Horwath LLP as the independent registered accounting firm for fiscal year ending Dec 31, 2015	Issuer	Yes	For	For
					3	Approve adoption of grubhub Inc long-term incentive plan	Issuer	Yes	For	For
26	Memorial Resource Development Corp.	MRD	58605Q-109	5/15/2015	1	Election of directors (7)	Issuer	Yes	For	For
					2	Ratification of appointment of KPMG as independent auditor	Issuer	Yes	For	For
					3	Advisory vote to approve executive compensation	Issuer	Yes	For	For
					4	Advisory vote on frequency of say on pay vote	Issuer	Yes	3 years	For
27	VWR Corporation	VWR	91843L-103	5/12/2015	1	Election of directors (3)	Issuer	Yes	For all	For
					2	Ratification of appointment of KPMG as independent auditor for 2015	Issuer	Yes	For	For
					3	Advisory vote to approve executive compensation	Issuer	Yes	For	For
					4	Advisory vote on frequency of say on pay vote	Issuer	Yes	1 year	For
28	Ally Financial Inc	ALLY	02005N-100	5/28/2015	1	Election of directors (10)	Issuer	Yes	For all	For
					2	Advisory vote to approve executive compensation	Issuer	Yes	For	For
					3	Advisory vote to approve frequency of vote on executive compensation	Issuer	Yes	1 year	For
					4	Ratification of action of the audit committee in appointing Deloitte and Touche as independent registered public accountant for 2015	Issuer	Yes	For	For
					5	Ratification of protective amendment to company's amended and restated certificate of incorporation and the existing tax asset protection plan	Issuer	Yes	For	For
29	Synchrony Financial	SYF	87165B-103	5/21/2015	1	Election of directors (9)	Issuer	Yes	For all	For
					2	Advisory vote to approve named executive officer compensation	Issuer	Yes	For	For
					3	Advisory vote on frequency of say on pay vote	Issuer	Yes	For	For
					4	Approval of synchrony financial annual incentive plan	Issuer	Yes	For	For
					5	Approval of 2014 synchrony long term incentive-plan	Issuer	Yes	For	For
					6	Ratification of KPMG as certified public account for year ending 2015	Issuer	Yes	For	For
30	Voya Financial, Inc.	VOYA	929089100	5/28/2015	1	Election of directors (8)	Issuer	Yes	For all	For
					2	Say on pay - advisory vote on executive compensation	Issuer	Yes	For	For
					3	Ratification of Ernst and Young as registered public accounting firm for fiscal year 2015	Issuer	Yes	For	For
					4	Shareholder proposal to adopt procedures to avoid holding or recommending investments that contribute to human rights violations	Shareholder	Yes	Against	For
31	Sabre Corporation	SABR	78573M-104	5/28/2015	1	Election of directors (3)	Issuer	Yes	For all	For
					2	Ratify appointment of Ernst and Young as independent auditor for year ended December 31, 2015	Issuer	Yes	For	For
					3	Advisory vote on compensation of named executive officers	Issuer	Yes	For	For
					4	Frequency of advisory vote on copensation of named executive officers	Issuer	Yes	3 years	For
32	BrixMor Property Group Inc	BRX	11120U-105	6/3/2015	1	Election of directors (9)	Issuer	Yes	For all	For
					2	Ratify appointment of Ernst and Young as independent auditor for 2015	Issuer	Yes	For	For
					3	Approve on nonbinding advisory basis the compensation paid to named executives	Issuer	Yes	For	For
33	Rice Energy Inc.	RICE	762760-106	6/3/2015	1	Election of directors (2)	Issuer	Yes	For all	For
					2	Approval of annual incentive bonus plan	Issuer	Yes	For	For
					3	Advisory approval of the company's executive compensation	Issuer	Yes	For	For
					4	Advisory approval on the frequency of future advisory votes on executive compensation	Issuer	Yes	1 year	For
					5	Ratification of Ernst and Young as registered public accounting firm for fiscal year 2015	Issuer	Yes	For	For
34	Springleaf Holdings, Inc.	LEAF	85172J-101	5/19/2015	1	Election of directors (2)	Issuer	Yes	For all	For
					2	Ratify selection of PWC as independent registered public accounting firm for 2015	Issuer	Yes	For	For
35	Extended Stay America, Inc.	STAY	30224P-200	5/21/2015	1	Election of directors (7)	Issuer	Yes	For all	For
					2	Proposal for ratification of appointment of Deloitte & Touche LLP as independent registered public acccounting firm for 2015	Issuer	Yes	For	For
					3	Proposal for approval of amended and restated long-term incentive plan	Issuer	Yes	For	For
					4	Proposal for approval of annual incentive plan	Issuer	Yes	For	For
36	ESH Hospitality, Inc.	STAY	30224P-211	5/21/2015	1	Election of directors (7)	Issuer	Yes	For all	For
					2	Proposal for ratification of appointment of Deloitte & Touche LLP as independent registered public acccounting firm for 2015	Issuer	Yes	For	For
					3	Proposal for the approval of the amended and restated company long-term incentive plan	Issuer	Yes	For	For
37	Envision Healthcare Holdings, Inc.	EVHC	29413U-103	5/21/2015	1	Election of Directors (3)	Issuer	Yes	For all	For
					2	Approval of the company 2015 employee stock purchase plan	Issuer	Yes	For	For
					3	Approval of company 2015 provider stock purchase plan	Issuer	Yes	For	For
					4	Ratification of selection of Ernst and Young as independent registered public accountant for year ending December 31, 2015	Issuer	Yes	For	For
38	Norwegian Cruise Line Holdings Ltd.	NCLH	G66721-104	5/20/2015	1	Election of directors (4)	Issuer	Yes	For all	For
					2	Approval on a non-binding advisory basis of the compensation of named executive officers	Issuer	Yes	For	For
					3	Ratification of appointment of PWC as independent public accountant for year ending December 31, 2015 and renumeration by Audit Committee	Issuer	Yes	For	For
					4	Approval of amendment to company bylaws to clarify notice provisions	Issuer	Yes	For	For
39	Juno Therapeutics Inc.	JUNO	48205A-109	6/11/2015	1	Election of directors (3)	Issuer	Yes	For all	For
					2	Ratify appointment of Ernst and Young LLP as the independent registered public accountant for company's fiscal year ended December 31, 2015	Issuer	Yes	For	For
40	Arista Networks, Inc.	ANET	040413-106	6/1/2015	1	Election of directors (2)	Issuer	Yes	For all	For
					2	Ratify appointment of Ernst and Young as independent registered public accountant for fiscal year ending December 31, 2015	Issuer	Yes	For	For
41	Twitter, Inc.	TWTR	90184L-102	6/3/2015	1	Election of directors (2)	Issuer	Yes	For all	For
					2	Approve on advisory basis the frequency of future stockholder advisory votes on executive compensation	Issuer	Yes	1 year	For
					3	Ratification of the appointment of PwC LLP as Company's independent registered public accounting firm for year ending December 31, 2015	Issuer	Yes	For	For
42	Antero Resources Corporation	AR	03674X-106	6/3/2015	1	Election of directors (3)	Issuer	Yes	For all	For
					2	Ratify appointment of KPMG as independent public accountant for year ending December 31 2015	Issuer	Yes	For	For
43	Outfront Media, Inc.	OUT	69007J-106	6/9/2015	1	Election of directors (3)	Issuer	Yes	For all	For
					2	Ratification of appointment of PwC as independent registered public accountant for fisal year 2015	Issuer	Yes	For	For
					3	Approval on non-binding advisory basis of compensation of named executive officers	Issuer	Yes	For	For
					4	Determination on non-binding advisory basis as to frequency of future votes on executive compensation	Issuer	Yes	1 year	For
					5	Approval of Outfront Media's amended and restated omnibus stock incentive plan	Issuer	Yes	For	For
					6	Approval of Outfront Media's amended and restated executive bonus plan	Issuer	Yes	For	For
44	The Michaels Companies	MIK	59408Q-106	6/3/2015	1	Vote for Election of Directors (10)	Issuer	Yes	For all	For
					2	Approve on advisory basis the compensation paid to named executives	Issuer	Yes	For	For
					3	Recommend on advisory basis frequency of future votes on executive compensation	Issuer	Yes	3 years	For
					4	Approve Michaels 2014 omnibus long-term incentive plan to comply with Internal Revenue Code	Issuer	Yes	For	For
					5	Ratify appointment of Ernst and Young as Michaels' independent registered public accountant for fiscal year ended January 30, 2016	Issuer	Yes	For	For
45	Fireeye Inc.	FEYE	31816Q-101	6/11/2015	1	Election of directors (2)	Issuer	Yes	For all	For
					2	Ratify appointment of Deloitte and Touche as independent public accounting firm for fiscal 2015	Issuer	Yes	For	For
46	Abengoa Yield PLC	ABY	G00349103	5/8/2015	1	Receive the accounts and reports of the Directors and auditors for year ended 31 December 2014	Issuer	Yes	For	For
					2	Approve Director's renumeration report other than the Director's renumeration policy for year ended 31 December 2014	Issuer	Yes	For	For
					3	To approve Director's Renumeration Policy	Issuer	Yes	For	For
					4	Election of director (1)	Issuer	Yes	For	For
					5	To reappoint Deloitte LLP and Deloitte S.L as auditors of the company	Issuer	Yes	For	For
					6	To authorize audit committee to determine the auditor's renumeration	Issuer	Yes	For	For
					7	To authorize the directors to allot shares	Issuer	Yes	For	For
					8	To disapply statutory pre-emption rights	Issuer	Yes	Against	Against
					9	To authorize company to purcahse its own shares	Issuer	Yes	For	For
					10	To amend Article 64 of the company's articles of association	Issuer	Yes	For	For
47	CNOVA N.V.	CNV	N20947-102	5/20/2015	1	Adoption of the annual accounts for financial year 2014	Issuer	Yes	For	For
					2	Release from liability of the members of the board with respect to performance of their duties during finacnial year 2014	Issuer	Yes	Against	Against
					3	Instruction to Ernst and Young for the external audit of the company's annual accounts for financial year 2015	Issuer	Yes	For	For
					4	Reappointment of Didier Leveque as non-executive director	Issuer	Yes	For	For
					5	Appointment of Silvio Jose Genesini Jr. as non-executive director	Issuer	Yes	For	For
					6	Appointment of Antoine Giscard D'estaing as non-executive officer	Issuer	Yes	For	For
					7	Reappointment of German Pasquale Quiroga Vilardo as executive director	Issuer	Yes	For	For
					8	Authorization of the Board to acquire ordinary shares in the capital of the company	Issuer	Yes	For	For
					9	Delegation of the authority to issue ordinary shares and special voting shares and to grant rights to subscribe for such shares	Issuer	Yes	Against	Against
					10	Delegation to limit and exclude pre-emption rights in respect to any issue of ordinary shares or any granting of rights to subscribe for such shares	Issuer	Yes	Against	Against
48	LendingClub Corporation	LC	52603A-109	5/10/2015	1	Election of directors (2)	Issuer	Yes	For all	For
					2	Approve on non-binding advisory basis the compensation of named executive officers	Issuer	Yes	For	For
					3	Approve on non-binding advisory basis the frequency of future votes on advisory compensation	Issuer	Yes	1 year	For
					4	Ratify appointment of Deloitte and Touche as independent public accounting firm for fiscal year ending December 31, 2015	Issuer	Yes	For	For
49	Intrexon Corporation	XON	46122T-102	5/11/2015	1	Election of directors (8)	Issuer	Yes	For all	For
					2	Approve in non-binding advisory vote resolution approving compensation of named executive officers	Issuer	Yes	For	For
					3	Provide non-binding advisory vote as to frequency of future shareholder advisory votes to approve executive compensation	Issuer	Yes	1 year	For
					4	Ratify appointment by the audit committee of PwC LLP as independent registered public accounting firm for fiscal year ending December 31, 2015	Issuer	Yes	For	For
					5	Approve amendment to Amended and Restated Intrexon Corporation 2013 Omnibus Incentive Plan, providing for issuance of an additioanl three million shares	Issuer	Yes	For	For
					6	Approve theIntrexon Corporation Annual Exectuvie Incentive Plan	Issuer	Yes	For	For
50	Criteo SA	CRTO	226718-104	6/23/2015	1	Approval of statutory financial statements for fiscal year ended December 31 2014	Issuer	Yes	For	For
					2	Approval of consolidated financial statements for fiscal year ended December 31, 2014	Issuer	Yes	For	For
					3	Discharge of liability of members of the board of directors and auditors for performance of duties for year ended December 31, 2014	Issuer	Yes	Against	Against
					4	Allocation of profits for year ended December 31, 2014	Issuer	Yes	For	For
					5	Approval of agreements referred to in Articles L.225-38 Et Seq. of the French Commercial Code	Issuer	Yes	For	For
					6	Renewal of the term of office of Dana Evan as Director	Issuer	Yes	For	For
					7	Renewal of term of office of Hubert de Pesquidoux as Director	Issuer	Yes	For	For
					8	Delegation of authority to Board of Directors to execute a buyback of company stock within French Commercial Code	Issuer	Yes	For	For
9

Delegation of authority to the board of directors to increase company's share capital by issuing ordinary shares, or any securities granting access to company's share capital, through a public offering, without shareholder's preferential subscription rights

							Issuer	Yes	For	For
10

Delegation of authority to the Board to increase company's share capital by issuing ordinary shares or any securities granting access to the company's share capital thorugh a public offering without regard to shareholder's preferential subscription rights

							Issuer	Yes	For	For
					11	Delegation of authority to the Board to increase number of securities to be issued as a result of a share capital increase pursuant to delegations in Resolutions 9 and 10	Issuer	Yes	For	For
					12	Determination of overall financial limits applicable to the issuances to be completed pursuant to delegations in resolutions 9 to 11	Issuer	Yes	For	For
					13	Delegation of authority to the Board to increase share capital through incorproration of premiums, reserves, profits, or any other amounts that may be capitalized	Issuer	Yes	For	For
14

Delegation of authority to the Board to reduce the company's share capital by cancelling shares as part of the authorization to the board allowing company to buy back its own shares in accordance with provisions of the French Commercial Code

							Issuer	Yes	For	For
					15	Delegation of authority to board to issue and grant warrants for the benefit of a category of persons meeting predetermiend criteria without shareholder's preferential subscription rights	Issuer	Yes	For	For
					16	Delegation of authority to Board to increase company's share capital by way of issuing shars and securities for the benefit of members of a company savings plan	Shareholder	Yes	Against	For
51	Nimble Storage, Inc.	NMBL	65440R-101	7/16/2015	1	Vote for election of directors (2)	Issuer	Yes	For all	For
					2	Ratify appointment of Ernst and Young as registered public accounting firm for fiscal year ending January 31 2016	Issuer	Yes	For	For
52	Mobileye N.V.	MBLY	N51488-117	6/25/2015	1	Adopt dutch statutory annual accounts for year ended December 31, 2014	Issuer	Yes	For	For
					2	Discharge present and former directors from liability in respect of the exercise of their duties during year ended December 31, 2014	Issuer	Yes	Against	Against
					3	Discharge the former members of supervisory board from liability in respect of the exercise of their duties during year ended December 31, 2014	Issuer	Yes	Against	Against
					4	Election of directors (2)	Issuer	Yes	For all	For
5

Approve the grant of authority to the Board of Directors to repurchase up to 10 percent of issued share capital until December 25, 2016 on the open market, through privately negotiated transactions, or in one or more self-tender offers for a price per share not less than the nominal value of a share

							Issuer	Yes	For	For
					6	Appoint Price Waterhouse Coopers accountants to audit the company's dutch statutory accounts for year ending December 31, 2015	Issuer	Yes	For	For
53	Burlington Stores, Inc.	BURL	122017-106	7/17/2015	1	Vote for election of directors (3)	Issuer	Yes	For all	For
					2	Ratify appointment of Deloitte & Touche LLP as the independent public registered accounting firm for fiscal year ending January 30, 2016	Issuer	Yes	For	For
					3	Approve on an advisory basis the compensation of named executive officers	Issuer	Yes	For	For
54	Satander Consumer USA Holdings Inc.		80283M-101	7/15/2015	1	Vote for election of directors (12)	Issuer	Yes	For all	For
					2	Ratification of appointment of Deloitte and Touche as independent registered public accountant for current fiscal year	Issuer	Yes	For	For
					3	Say on pay - advisory vote on executive compensation	Issuer	Yes	For	For
					4	Frequency of advisory vote on compensation of named executive officers	Issuer	Yes	3 years	For

CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Management Recommendation - FOR or AGAINST

Registrant: Renaissance Capital Greenwich Funds - Global IPO Fund										Item 1, Exhibit 2
Investment Company Act file number: 811-08049
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Autohome, Inc.	ATHM	05278C107	11/21/2014	1	Vote for election of director	Issuer	Yes	For	For
2	Palo Alto Networks, Inc.	PANW	697435105	12/12/2014	1	Vote for Election of Directors (2)	Issuer	Yes	For all	For
					2	Ratify appointment of Ernst and Young as independent accounting firm	Issuer	Yes	For	For
					3	Advisory vote on Executive Compensation	Issuer	Yes	For	For
3	Mobileye NV	MBLY	N51488-117	12/12/2014	1	To adopt Dutch statutory annual accounts for year ended 2013	Issuer	Yes	For	For
					2	To discharge sole member of management board for liability in respect to duties in 2013	Issuer	Yes	Against	Against
					3	To discharge former members of supervisory board from liability in respect to duties in 2013	Issuer	Yes	Against	Against
					4	To amend articles of association to lower supermajority shareholder vote for acquisitions by company	Issuer	Yes	For	For
4	Berry Plastics Group	BERY	08579W103	3/4/2015	1	Vote for Election of Directors (3)	Issuer	Yes	For all	For
					2	To act upon proposal to amend the certificate of incorporation to delete obsolete provisions	Issuer	Yes	For	For
					3	To consider and act upon proposal to approve adoption of 2015 long-term incentive plan	Issuer	Yes	For	For
					4	To ratify appointment of Ernst and Young LLP as independent public accountant for fiscal year ending September 26, 2015	Issuer	Yes	For	For
5	Zoetis Inc	ZTS	98978V103	5/1/2015	1	Election of Directors (3)	Issuer	Yes	For all	For
					2	To approve advisory vote on approval of executive compensation	Issuer	Yes	For	For
					3	Ratify appointment of KPMG as independent public accounting firm	Issuer	Yes	For	For
6	Servicemaster Global Holdings Inc.	SERV	81761R109	4/27/2015	1	Election of Directors (3)	Issuer	Yes	For all	For
					2	Approval of Executive Annual Bonus Plan	Issuer	Yes	For	For
					3	Approval of Omnibus Incentive Plan	Issuer	Yes	For	For
					4	Approval of employee stock repurchase plan	Issuer	Yes	For	For
					5	Nonbinding advisory vote approving executive compensation	Issuer	Yes	For	For
					6	Nonbinding advisory vote on frequency of future votes approving executive compensation	Issuer	Yes	For	For
					7	Ratification of Deloitte & Touche as independent public accountant for year ending December 31, 2015	Issuer	Yes	For	For
7	Quintile Transnational Holdings Inc.	Q	74876Y101	5/7/2015	1	Election of Directors (4)	Issuer	Yes	For all	For
					2	Advisory vote to approve executive compensation	Issuer	Yes	For	For
					3	Ratification of PWC as independent public accountant for year ending December 31, 2015	Issuer	Yes	For	For
8	Hilton Worldwide Holdings Inc.	HLT	43300A104	5/6/2015	1	Election of directors (9)	Issuer	Yes	For all	For
					2	Ratify appointment of Ernst and Young as independent accounting firm for fiscal year 2015	Issuer	Yes	For	For
					3	Advisory vote to approve executive compensation	Issuer	Yes	For	For
9	Virgin America Inc.	VA	92765X208	5/14/2015	1	Vote for Election of Directors (3)	Issuer	Yes	For All	For
					2	Ratification of Ernst and Young as registered public accounting firm for fiscal year ending December 31 2015	Issuer	Yes	for	For
					3	Approve on an advisory basis the executive officer compensation	Issuer	Yes	For	For
					4	Advisory vote on frequency of future say on pay votes	Issuer	Yes	1 year	For
10	Whitewave Foods Company	WWAV	966244105	5/14/2015	1	Vote for Election of Directors (2)	Issuer	Yes	For all	For
					2	Approve amendment and restatement of the company's 2012 stock incentive plan	Issuer	Yes	for	For
					3	Ratify appointment of Deloitte and Touche as independent auditor for 2015	Issuer	Yes	For	For
11	Synchrony Financial	SYF	87165B103	5/21/2015	1	Election of direcotors (8)	Issuer	Yes	For all	For
					2	Advisory vote on executive compensation	Issuer	Yes	For	For
					3	Advisory vote on frequency of future say on pay votes	Issuer	Yes	1 year	for
					4	Approval of financial annual incentive plan	Issuer	Yes	for	for
					5	Approval of long term incentive plan	Issuer	Yes	For	For
					6	Ratification of KPMG as independent registered public accountant for 2015	Issuer	Yes	For	For
12	Paramount Group, Inc.	PGRE	69924R108	5/21/2015	1	Vote for election of directors (7)	Issuer	Yes	For all	For
					2	Ratification of Deloitte & Touche as independent public accountant for year ending December 31, 2015	Issuer	Yes	For	For
13	GrubHub Inc.	GRUB	400110102	5/20/2015	1	Vote for election of directors (3)	Issuer	Yes	For all	For
					2	Ratify appointment of Crowe Horwath LLP as independent public accountant for year ending December 31, 2015	Issuer	Yes	For	For
					3	Approve adoption of Grubhub Inc 2015 long-term incentive plan	Issuer	Yes	For	For
14	Voya Financial, Inc.	VOYA	929089100	5/28/2015	1	Election of directors (8)	Issuer	Yes	For all	For
					2	Say on pay - advisory vote on executive compensation	Issuer	Yes	For	For
					3	Ratification of Ernst and Young as registered public accounting firm for fiscal year 2015	Issuer	Yes	For	For
					4	Shareholder proposal to adopt procedures to avoid holding or recommending investments that contribute to human rights violations	Shareholder	Yes	Against	For
15	Fibrogen, Inc.	FGEN	31572Q808	6/3/2015	1	Election of directors (3)	Issuer	Yes	For all	For
					2	Ratify appointment of PWC as independent registered public accountant for year ending December 31 2015	Issuer	Yes	For	For
16	Envision Healthcare Holdings Inc	EVHC	29413U103	5/21/2015	1	Election of Directors (3)	Issuer	Yes	For all	For
					2	Approval of company employee stock purchase plan	Issuer	Yes	For	For
					3	Approval of company provider stock purchase plan	Issuer	Yes	For	For
					4	Ratification of selection of Ernst and Young as company's independent registered public accounting firm for year ending December 31, 2015	Issuer	Yes	For	For
17	Store Capital Corporation	STOR	862121100	6/4/2015	1	Election of directors (9)	Issuer	Yes	For all	For
					2	Ratification of selection of Ernst and Young as company's independent registered public accounting firm for year ending December 31, 2015	Issuer	Yes	For	For
18	Juno Therapeutics, Inc.	JUNO	48205A109	6/11/2015	1	Election of directors (3)	Issuer	Yes	For all	For
					2	Ratification of selection of Ernst and Young as company's independent registered public accounting firm for year ending December 31, 2015	Issuer	Yes	For	For
19	Twitter, Inc.	TWTR	90184L102	6/3/2015	1	Election of directors (2)	Issuer	Yes	For all	For
					2	Approve on an advisory basis the frequency of future votes on compensation of named executives	Issuer	Yes	1 year	For
					3	Ratification of appointment of PWC as independent registered public accounting firm for fiscal year ending December 31, 2015	Issuer	Yes	For	For
20	Diplomat Pharmacy Inc	DPLO	25456K101	6/5/2015	1	Election of directors (2)	Issuer	Yes	For all	For
					2	Ratification of appointment of BDO USA LLP as company's independent registered public accounting firm for fiscal year ending December 31, 2015	Issuer	Yes	For	For
					3	Advisory approval of compensation of named executive officers	Issuer	Yes	For	For
					4	Advisory approval of frequency of future votes on named executive compensation	Issuer	Yes	1 year	For
21	INC Research Holdings, Inc.	INCR	45329R109	6/5/2015	1	Vote for election of directors (2)	Issuer	Yes	For all	For
22	LendingClub Corporation	LC	52603A109	6/10/2015	1	Vote for election of directors (2)	Issuer	Yes	For all	For
					2	Say on pay - advisory vote on executive compensation	Issuer	Yes	For	For
					3	Advisory vote on frequency of future say on pay votes	Issuer	Yes	1 year	For
					4	Ratify appointment of Deloitte and Touche as independent auditor for 2015	Issuer	Yes	For	For
23	Facebook Inc.	FB	30303M102	6/11/2015	1	Vote for election of directors (8)	Issuer	Yes	For all	For
					2	Ratify appointment of Ernst & Young as independent registered public accounting firm for fiscal year ending December 31, 2015	Issuer	Yes	For	For
					3	Reapprove the internal revenue code limits of 2012 equity incentive plan to reserve ability to receive corporate income tax deductions that may become available	Issuer	Yes	For	For
					4	Change structure to allow each stockholder one vote per share	Shareholder	Yes	Against	For
					5	Require company to make annual sustainability report	Shareholder	Yes	Against	For
					6	Require company to perform human rights risk assessment	Shareholder	Yes	Against	For
24	Zoe's Kitchen, Inc.	ZOES	98979J109	6/18/2015	1	Election of directors (2)	Issuer	Yes	For all	For
					2	Ratify appointment of PWC as independent registered public accountant for year ending December 28 2015	Issuer	Yes	For	For
25	Criteo SA	CRTO	226718-104	6/23/2015	1	Approval of statutory financial statements for fiscal year ended December 31 2014	Issuer	Yes	For	For
					2	Approval of consolidated financial statements for fiscal year ended December 31, 2014	Issuer	Yes	For	For
					3	Discharge of liability of members of the board of directors and auditors for performance of duties for year ended December 31, 2014	Issuer	Yes	Against	Against
					4	Allocation of profits for year ended December 31, 2014	Issuer	Yes	For	For
					5	Approval of agreements referred to in Articles L.225-38 Et Seq. of the French Commercial Code	Issuer	Yes	For	For
					6	Renewal of the term of office of Dana Evan as Director	Issuer	Yes	For	For
					7	Renewal of term of office of Hubert de Pesquidoux as Director	Issuer	Yes	For	For
					8	Delegation of authority to Board of Directors to execute a buyback of company stock within French Commercial Code	Issuer	Yes	For	For
9

Delegation of authority to the board of directors to increase company's share capital by issuing ordinary shares, or any securities granting access to company's share capital, through a public offering, without shareholder's preferential subscription rights

							Issuer	Yes	For	For
10

Delegation of authority to the Board to increase company's share capital by issuing ordinary shares or any securities granting access to the company's share capital thorugh a public offering without regard to shareholder's preferential subscription rights

							Issuer	Yes	For	For
					11	Delegation of authority to the Board to increase number of securities to be issued as a result of a share capital increase pursuant to delegations in Resolutions 9 and 10	Issuer	Yes	For	For
					12	Determination of overall financial limits applicable to the issuances to be completed pursuant to delegations in resolutions 9 to 11	Issuer	Yes	For	For
					13	Delegation of authority to the Board to increase share capital through incorproration of premiums, reserves, profits, or any other amounts that may be capitalized	Issuer	Yes	For	For
14

Delegation of authority to the Board to reduce the company's share capital by cancelling shares as part of the authorization to the board allowing company to buy back its own shares in accordance with provisions of the French Commercial Code

							Issuer	Yes	For	For
					15	Delegation of authority to board to issue and grant warrants for the benefit of a category of persons meeting predetermiend criteria without shareholder's preferential subscription rights	Issuer	Yes	For	For
					16	Delegation of authority to Board to increase company's share capital by way of issuing shars and securities for the benefit of members of a company savings plan	Shareholder	Yes	Against	For

CONTENT KEY:
Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
Ticker - e.g., MSFT
Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
Management Recommendation - FOR or AGAINST

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Renaissance Capital Greenwich Funds

By (Signature and Title)*

/s/William K. Smith

William K. Smith, President

Date 8/25/15